F/m Ultrashort Tax-Free Municipal ETF
Schedule of Investments
November 30, 2025 (Unaudited)

MUNICIPAL BONDS - 98.2%	Par	Value
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2033	$300,000	$300,330
Alachua County Health Facilities Authority, 5.00%, 12/01/2035	50,000	50,038
Allegheny County Sanitary Authority, 5.00%, 12/01/2028	100,000	100,000
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J, 5.00%, 12/15/2027	25,000	25,097
Burleson Independent School District, 4.00%, 08/01/2029	140,000	140,211
California Health Facilities Financing Authority, 5.00%, 11/15/2028 (Obligor: Cedars-sinai Med Ctr Oblg)	305,000	305,548
California State Public Works Board, 5.00%, 05/01/2028	45,000	45,077
Cedar Port Navigation & Improvement District, 4.00%, 09/01/2030	50,000	50,009
Central Texas Regional Mobility Authority, 5.00%, 01/01/2027	100,000	100,196
Centre County Hospital Authority, 4.00%, 11/15/2035 (Obligor: Mt Nittany Med Ctr Oblig)	100,000	100,039
Charlotte-Mecklenburg Hospital Authority, 4.00%, 01/15/2031 (Obligor: Atrium Health Oblig Grp)	50,000	50,057
Chicago O'Hare International Airport
5.00%, 01/01/2027	225,000	225,355
5.00%, 01/01/2033	345,000	345,403
Chilton County Health Care Authority, 5.00%, 11/01/2035	100,000	100,089
City of Brentwood MO, 4.00%, 10/01/2027	100,000	100,792
City of Houston TX Combined Utility System Revenue, 4.00%, 11/15/2033	500,000	500,302
City of Ozark MO, 4.00%, 09/01/2034	250,000	250,114
City of Rock Hill SC Combined Utility System Revenue, 5.00%, 01/01/2029	55,000	55,087
City of San Juan TX, 4.00%, 02/15/2031	75,000	75,020
City of Springfield IL, 5.00%, 12/01/2031	100,000	100,114
City of Troy AL, 4.00%, 07/01/2035	250,000	250,058
City of Wylie TX, 5.00%, 02/15/2026	60,000	60,092
Clark County School District, 4.00%, 06/15/2034	100,000	100,053
Columbus Metropolitan Housing Authority, 5.00%, 12/01/2026 (Obligor: Cmha Country Ridge Llc)	135,000	135,041
Commonwealth of Pennsylvania, 4.00%, 02/01/2033	85,000	85,100
County of King WA, 5.00%, 12/01/2030	50,000	50,043
County of Nueces TX, 5.00%, 02/15/2026	55,000	55,082
Dobbs Ferry Local Development Corp., 4.00%, 07/01/2034 (Obligor: Mercy College)	100,000	100,046
East Cherry Creek Valley Water and Sanitation District, 4.00%, 11/15/2027	45,000	45,036
Elmore County Board of Education, 4.00%, 08/01/2026	35,000	35,021
Fridley Independent School District No 14, 5.00%, 02/01/2027	25,000	25,086
Georgia Higher Education Facilities Authority, 4.00%, 06/15/2035	50,000	50,011
Grossmont Union High School District, 4.00%, 08/01/2033	150,000	150,097
Illinois Finance Authority, 4.00%, 12/01/2027 (Obligor: Northwestern University)	75,000	75,044
Illinois State Toll Highway Authority, 5.00%, 01/01/2030	60,000	60,090
Indiana Finance Authority, 4.00%, 03/01/2033 (Obligor: Deaconess Hlth Sys Oblig)	225,000	225,069
King County School District No 403 Renton, 5.00%, 12/01/2027	75,000	75,120
King County School District No 409 Tahoma, 4.00%, 12/01/2027	100,000	100,084
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2027	500,000	500,922
5.00%, 12/01/2031	100,000	100,151
5.00%, 12/01/2032	95,000	95,137
Louisiana Public Facilities Authority
5.00%, 07/01/2031 (Obligor: Franciscan Mission Oblig)	55,000	55,036
5.00%, 07/01/2032 (Obligor: Franciscan Mission Oblig)	50,000	50,031
Michigan Finance Authority, 5.00%, 01/01/2029 (Obligor: Holland Community Hosp)	400,000	400,537
Michigan State Housing Development Authority, 4.45%, 10/01/2034	60,000	60,057
Mississippi Valley State University Educational Building Corp., 3.50%, 04/01/2033	60,000	60,019
Missouri Public Utilities Commission, 4.00%, 05/01/2026	100,000	100,098
Nevada Joint Union High School District, 4.00%, 08/01/2030	40,000	40,029
New Jersey Economic Development Authority, 4.38%, 06/15/2027	50,000	50,034
New Jersey Educational Facilities Authority, 5.00%, 07/01/2030 (Obligor: The College Of New Jersey)	370,000	370,620
North Carolina Municipal Power Agency No 1, 5.00%, 01/01/2031	385,000	385,461
North Texas Tollway Authority
5.00%, 01/01/2029	215,000	215,329
5.00%, 01/01/2031	25,000	25,033
Northeast Travis County Utility District/TX, 4.00%, 09/01/2027	200,000	200,024
Northwest Independent School District, 5.00%, 02/15/2026	50,000	50,078
Omaha Public Power District, 5.00%, 02/01/2027	35,000	35,125
Paris Independent School District/TX, 4.00%, 02/15/2035	240,000	240,041
Pennsylvania Turnpike Commission
5.00%, 12/01/2027	50,000	50,000
5.00%, 12/01/2028	50,000	50,000
Pierce County Fire Protection District No 6, 4.00%, 12/01/2032	100,000	100,039
Pierce County School District No 3 Puyallup, 5.00%, 12/01/2028	115,000	115,075
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.00%, 10/01/2029	50,000	50,090
San Jose Evergreen Community College District, 4.00%, 09/01/2026	500,000	500,351
Skyland Metropolitan District, 4.38%, 12/01/2029	50,000	50,056
Southern California Public Power Authority, 5.00%, 07/01/2027	50,000	50,070
St Charles County Public Water Supply District No 2, 5.00%, 12/01/2028	50,000	50,078
St Michael-Albertville Independent School District No 885, 4.00%, 02/01/2030	25,000	25,037
State of Hawaii, 4.00%, 10/01/2026	50,000	50,039
State of Illinois, 5.00%, 01/01/2027	600,000	600,867
State of Texas, 4.00%, 08/01/2028	95,000	95,085
State of Washington
5.00%, 01/01/2029	40,000	40,067
5.00%, 07/01/2032	60,000	60,107
Texas Water Development Board
5.00%, 10/15/2026	55,000	55,089
5.00%, 10/15/2031	75,000	75,097
Tradition Community Development District No 1, 4.13%, 05/01/2030	145,000	145,113
University of Hawaii
5.00%, 10/01/2031	65,000	65,078
5.00%, 10/01/2032	100,000	100,113
University of Oklahoma, 5.00%, 07/01/2034	40,000	40,042
USF Financing Corp., 5.00%, 07/01/2026	40,000	40,052
Utility Debt Securitization Authority
5.00%, 12/15/2027	200,000	200,172
5.00%, 12/15/2033	50,000	50,044
Wayne County Airport Authority
5.00%, 12/01/2029	325,000	325,072
5.00%, 12/01/2031	100,000	100,022
TOTAL MUNICIPAL BONDS (Cost $10,808,438)		10,811,668

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
BlackRock Liquidity Funds MuniCash - Institutional Class, 2.61% (a)	21,483	21,484
TOTAL MONEY MARKET FUNDS (Cost $21,484)		21,484

TOTAL INVESTMENTS - 98.4% (Cost $10,829,922)		10,833,152
Other Assets in Excess of Liabilities - 1.6%		175,542
TOTAL NET ASSETS - 100.0%		$11,008,694

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m Ultrashort Tax-Free Municipal ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$10,811,668	$–	$10,811,668
Money Market Funds	21,484	–	–	21,484
Total Investments	$21,484	$10,811,668	$–	$10,833,152

Refer to the Schedule of Investments for further disaggregation of investment categories.